Discontinued operations (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue		R$ 17,321	R$ 16,298	R$ 16,796
Income (loss) before income tax and social contribution (Continued operations)		(1,315)	(570)	629
Income tax and social contribution		454	725	(318)
Net income (loss) for the year		(4)	960	2,326
gain on the sale		1,369
Cash flow provided by operating activities		(216)	2,728	4,742
Net cash used in investing activities		2,834	(77)	(4,291)
Net cash used in financing activities		(4,703)	(2,743)	(281)
Cash variation in the year		(2,085)	(92)	170
Profit loss discontinued operations		857	805	2,015
Profit loss discontinued operations		857	805	2,015
Other results from discontinued operations		56
Extra Hiper [Member]
IfrsStatementLineItems [Line Items]
gain on the sale		1,564
Via [Member]
IfrsStatementLineItems [Line Items]
Other results from discontinued operations		278
Discontinued operations [member] | Extra Hiper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		998	10,636	12,423
Income (loss) before income tax and social contribution (Continued operations)	[1]	1,369	86	933
Income tax and social contribution		(561)	190	(233)
Net income (loss) for the year		808	276	700
Profit loss discontinued operations		808	276	700
Discontinued operations [member] | Sendas [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue				35,950
Income (loss) before income tax and social contribution (Continued operations)				1,315
Income tax and social contribution				(312)
Net income (loss) for the year				1,003
Cash flow provided by operating activities				4,191
Net cash used in investing activities				(695)
Net cash used in financing activities				(1,827)
Cash variation in the year				1,669
Profit loss discontinued operations				1,003
Discontinued operations [member] | Grupo Exito [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		25,175	24,357	22,034
Income (loss) before income tax and social contribution (Continued operations)	[2]	519	853	339
Income tax and social contribution		(526)	(321)	(111)
Net income (loss) for the year		(7)	532	228
Cash flow provided by operating activities		1,044	1,950	1,352
Net cash used in investing activities		(585)	(655)	(4,075)
Net cash used in financing activities		(1,514)	(1,146)	(1,014)
Cash variation in the year		(1,055)	149	(3,737)
Profit loss discontinued operations		(7)	532	228
Discontinued operations [member] | Via [Member]
IfrsStatementLineItems [Line Items]
Profit loss discontinued operations	[3]	R$ 56	R$ (3)	R$ 84

[1]	The amount of R$1,369 includes the amount of R$1,564 from the gain on the sale of Extra Hiper stores (46 commercial properties and 11 properties) net of other costs related to the demobilization of stores
[2]	include taxes on results earned abroad in the amount of R$1 at December 31, 2022 (R$98 at December 31, 2021) and costs related to the segregation process (note 1.2) of R$57, net of taxes.
[3]	In the amount of R$56 is included the amount of R$278 corresponding to GPA's right to receive from Via the reimbursement of the benefit of ICMS exclusion from the PIS and COFINS basis of its former subsidiary Globex (note 21.9), net of tax and labor contingencies of GPA's responsibility.